Accrued and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Forge Nano, Inc.
Accrued and Other Current Liabilities
Accrued and Other Current Liabilities
11.	Accrued and Other Current Liabilities

The following is the detail of accrued and other current liabilities as of March 31, 2026 and December 31, 2025:

	March 31,	December 31,
	2026	2025
Other accrued liabilities	$770	$1,216
Payroll liabilities	1,874	1,748
Warranty reserve liability	67	63
Total	$2,711	$3,027

11.Accrued and Other Current Liabilities

The following is the detail of accrued and other current liabilities as of December 31:

	2025	2024
Accrued finder’s fees and commissions	$—	$80
Other accrued liabilities	1,216	658
Payroll liabilities	1,748	2,118
Warranty reserve liability	63	152
Total	$3,027	$3,008